CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES	CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES
The preparation of the Company’s consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Estimates and assumptions are continually evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The most significant judgements and key sources of estimation uncertainty that management believes could have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:

Mineral Reserve and Mineral Resource Estimates

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects, issued by the Canadian Securities Administrators. This National Instrument lays out the standards of disclosure for mineral projects including rules relating to the determination of mineral reserves and mineral resources. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Short-term operating factors relating to the mineral reserves, such as the need for orderly development of the ore bodies or the processing of new or different ore grades, may cause the mining operation to be unprofitable in any particular accounting period. Lower market prices, increased production costs, reduced recovery rates and other factors may result in a revision of its mineral reserve estimates from time to time or may render the Company’s mineral reserves uneconomic to exploit, which may materially and adversely affect the results of operations or financial condition. Mineral reserve data are not indicative of future results of operations. Evaluation of mineral resources is conducted from time to time and mineral resources may change depending on further geological interpretation, drilling results and metal prices. The Company regularly evaluates its mineral resources and it often determines the merits of increasing the reliability of its overall mineral resources.

Differences between management's assumptions, and actual events including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's financial position and results of operations.

Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the Company’s LOM ("LOM") plans, which are used for a number of important business and accounting purposes, including:

•Determination of the useful life of property, plant and equipment and measurement of the depreciation expense;
•Capitalization and amortization of stripping costs;
•Exploration and evaluation of mineral resources and determination of technical feasibility and commercial viability;
•Impairment and reversal of impairment analysis of non-financial assets including evaluation of estimated future cash flows of cash-generating units (“CGU”);
•Forecasting the timing of royalty payments stemming from business combination agreements;
•Estimates of the outlays and their timing for asset retirement obligations; and
•Variable revenue and recognition of deferred revenues related to streaming arrangements.

Estimated Recoverable Ounces

The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces contained in proven and probable mineral reserves. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.

Streaming Arrangements

The Company enters into streaming contracts with investors whereby the investor provides upfront funding for the mining operations in exchange for the right to purchase a portion of future metal production. The classification of such contracts as either financial instruments or revenue contracts is determined based on whether the entity expects to deliver non-financial assets held for its own-usage requirements, or through cash or other financial assets. This assessment is based on Management’s judgement, considering both its reason for holding the contract and its established practices.

The Company enters into metal streaming arrangements for the purposes of funding its mining operations and intends to settle its obligations by delivering gold produced in its own operations, with no right to substitution or net settlement. Accordingly, these contracts meet the requirements to be recorded as revenue contracts in accordance with IFRS 15.
Recoverability of Other Receivables

Other receivables include amounts owed from the governments of countries in which the Company operates in relation to recoverable value added taxes (“VAT”). Management applies judgement in determining the timing and recoverability of these balances, taking into consideration its efforts with the relevant governments under existing tax rules in the respective jurisdictions in which they arise. Management’s assessment of recoverability considers the probable outcomes of claimed deductions and/or disputes, which are subject to change.

Embedded Leases – Contractor Mining

In applying the accounting policy for leases described in note 3 to its mining contracts, management have assessed whether the contracts for contractor mining services contain a lease for the equipment the contractors use to provide the mining services. Certain contractual agreements require management to apply significant judgement in evaluating whether the Company controls the right to direct the use of assets and therefore whether the contract contains a lease. Management considers all facts and circumstances in determining whether the Company or the supplier has the rights to direct how, and for what purpose, the underlying assets are used in certain mining contracts and other arrangements. Judgement is used to assess which decision-making rights mostly affect the benefits of use of the assets for each arrangement. In making their assessment, management have concluded that while the arrangements contain a lease, due to the variable nature of the payments, there was no lease amount to measure for the lease liability.

Provisions for Reclamation and Closure Costs

The Company's mining operations are subject to various environmental protection laws and regulations. The Company has recorded the asset retirement obligations of its mining sites on the basis of management's best estimates of future costs, based on information available on the reporting date. The provisions for reclamation and closure costs are determined using estimates of the scope, timing and amount of future costs the Company will incur to complete the reclamation and closure work required to comply with existing laws and regulations. Future changes to environmental laws and regulations could change the scope of reclamation and remediation work required to be performed by the Company.

Future costs are discounted using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the liability.

The key judgements and estimates when determining the provision are the timing in terms of when the rehabilitation will take place; the scope of rehabilitation work required, and cost of the rehabilitation upon the end of the life of the mine, and the discount rate used.

The present value of expected cash outflows were estimated using existing technology and discounted using real risk-free rates.

Income Taxes and Recoverability of Deferred Tax Assets

In assessing the probability of deferred tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction.

The Company considers whether relevant tax planning opportunities are within the Company’s control, are feasible, and are within management’s ability to implement. Examination by applicable tax authorities is based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

Income, Withholding and Other Taxes

Uncertainties exist with respect to the interpretation of complex tax regulations. The operations of mines within West Africa result in: complex relationships with government tax authorities, the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions and therefore could necessitate future adjustments to tax income and expense already recorded or not yet recorded.
Protocol Agreement with the Government of Mali

Significant judgment was required to determine the accounting impact upon the signing of the Protocol agreement with the Government of Mali, presented in note 10 and 12, and the evaluation of uncertain tax positions.

Deferred and contingent consideration

The Company has recognized the present value of deferred and contingent consideration in respect of a number of its assets. The value of contingent consideration payments can depend on a number of factors, including the performance of the underlying asset, the timing of milestones being reached, and the discounting factors, which are based on the estimated cost of similar borrowing. These represent estimates and uncertainties which may prove to be materially different in future periods. The value of deferred consideration payments are contingent only on the passage of time, with an agreed undiscounted value.